Cash and cash equivalents and short-term investments (Details Textual) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash and cash equivalents (Textual) [Abstract]
Cash and cash equivalents	€ 1,767,596	€ 2,731,782	€ 1,949,834	€ 1,037,074
Cash and cash equivalents maturity period	Three months or less
Short-term investments	930,005
Maximum [Member]
Cash and cash equivalents (Textual) [Abstract]
Maturity Period of Short-term investments	1 year
Minimum [Member]
Cash and cash equivalents (Textual) [Abstract]
Maturity Period of Short-term investments	3 months
Short-term deposits [Member]
Cash and cash equivalents (Textual) [Abstract]
Cash and cash equivalents	775,600	1,818,600
Short-term investments	650,017
Dutch Treasury Certificates [Member]
Cash and cash equivalents (Textual) [Abstract]
Short-term investments	279,988
Investments in money market funds [Member]
Cash and cash equivalents (Textual) [Abstract]
Cash and cash equivalents	385,400	369,200
Interest-bearing bank accounts [Member]
Cash and cash equivalents (Textual) [Abstract]
Cash and cash equivalents	€ 606,600	€ 544,000